Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands						1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 24, 2022	May 05, 2021	Mar. 24, 2021	Nov. 01, 2019	Mar. 13, 2019	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Details [Line Items]
Monthly lease payments								$ 708
Restricted cash						$ 14,836		14,825		$ 14,836	$ 15,202
Rent expense										668	1,612
Contingent consideration						232,222		237,071		232,222	273,367
Contingent Consideration Obligation						232,222		238,636		$ 232,222	273,367	$ 328,933
Class A Common Stock
Commitments And Contingencies Details [Line Items]
Issuance of common stock (in Shares)										371,885
CTH
Commitments And Contingencies Details [Line Items]
Estimated liability			$ 743,771
Estimated fair value						5,333				$ 5,333
Cari Cord Participating Shareholders [Member]
Commitments And Contingencies Details [Line Items]
Number of shares issued in legal settlement agreement			743,771
Estimated fair value of shares issued in settlement agreement			$ 5,333
Number of additional shares to be issued if certain targets are met under settlement agreement	371,885
Contingent Consideration Obligation								1,570
Sirion License Agreement [Member]
Commitments And Contingencies Details [Line Items]
payment for upfront fee						136				136
Annual maintenance fee										113
Contractual Obligation						5,099,000				5,099,000
Annual Maintenance Fee						113
Clinical And Regulatory Milestones						$ 5,099
License agreement period						10 years
License Agreement Notice Period						30 days
Legacy Celularity
Commitments And Contingencies Details [Line Items]
Restricted cash											481
Lease financing obligation						$ 28,085				28,085
Current liability						3,051				3,051
Legacy Celularity | Palantir Technologies Inc | Master Subscription Agreement
Commitments And Contingencies Details [Line Items]
Payments for master subscription agreement		$ 40,000
Payment subscription period		5 years
Annual fee paid									$ 6,000
Costs related to straight line basis agreement								2,000		5,333
Legacy Celularity | HLI Cellular Therapeutics, LLC | Anthrogenesis
Commitments And Contingencies Details [Line Items]
Contingent consideration						232,222		$ 237,071		232,222	273,367
Office Space | Warren, New Jersey | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Operating lease expiry year							2022
Office and Laboratory Space | Cedar Knolls, New Jersey | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Percentage increase in base annual rent				2.00%
Monthly lease payments				$ 15
Office, Manufacturing and Laboratory Space | Florham Park, New Jersey | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Option to renew lease term period					5 years
Operating lease commencement date					Mar. 01, 2020
Initial monthly base rent					$ 230
Restricted cash						14,722				14,722	14,722
Tenant improvement allowance					$ 14,722
Construction in Progress | Legacy Celularity
Commitments And Contingencies Details [Line Items]
Construction-in-progress property and equipment						$ 0				$ 0	$ 15,415	$ 28,062